RIGHT-OF-USE ASSETS - Roll forward (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RIGHT-OF-USE ASSETS
Balance at beginning of year	$ 90.6	$ 108.9
Depreciation	32.5	32.5	$ 30.3
Balance at end of year	85.5	90.6	108.9
Cost
RIGHT-OF-USE ASSETS
Balance at beginning of year	249.0	239.2
Additions financed with lease obligations	27.5	14.1
Retirement and other	(4.9)	(4.3)
Balance at end of year	271.6	249.0	239.2
Accumulated depreciation
RIGHT-OF-USE ASSETS
Balance at beginning of year	(158.4)	(130.3)
Depreciation	32.5	32.5
Retirement and other	4.8	4.4
Balance at end of year	$ (186.1)	$ (158.4)	$ (130.3)